Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Institutional Class
Account Value [Line Items]
Account Value	$ 150,201	$ 131,347	$ 118,732	$ 125,443	$ 106,762	$ 106,300
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 226,366	$ 164,013	$ 148,909	$ 174,389	$ 122,024	$ 111,224